Financial Instruments by category	12 Months Ended
Dec. 31, 2020
Financial Instruments by category
Financial Instruments by category

26.  Financial instruments by category

The carrying amounts of each of the categories of financial instruments as at the end of the reporting periods are as follows:

Financial assets

	2020	2019
	Financial assets at	Financial assets at
	amortized cost	amortized cost
Trade receivables	218,971	215,376
Amounts due from related parties	10,129	66,923
Financial assets included in prepayments and other current assets	17,868	10,019
Restricted cash	350	377,065
Cash and cash equivalents	640,429	1,353,300
	887,747	2,022,683

Financial liabilities

As at 31 December 2020

		Financial liabilities at
	Financial liabilities at	fair value through
	amortized cost	profit or loss	Total
Trade payables	89,056	—	89,056
Interest-bearing bank borrowings	2,060,676	—	2,060,676
Lease liabilities	1,684,751	—	1,684,751
Amounts due to related parties	3,283	—	3,283
Financial liabilities included in accrued expenses and other current liabilities	327,687	—	327,687
Warrant liabilities	—	385,486	385,486
	4,165,453	385,486	4,550,939

As at 31 December 2019 (Restated)

		Financial liabilities at
	Financial liabilities at	fair value through
	amortized cost	profit or loss	Total
Trade payables	99,082	—	99,082
Interest-bearing bank borrowings	2,461,258	—	2,461,258
Lease liabilities	1,751,703	—	1,751,703
Amounts due to related parties	4,045	—	4,045
Financial liabilities included in accrued expenses and other current liabilities	542,618	—	542,618
Warrant liabilities	—	298,192	298,192
	4,858,706	298,192	5,156,898